[ON CHAPMAN AND CUTLER LLP LETTERHEAD]

December 23, 2016

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Nuveen Investment Trust II
(Registration File Nos. 333-33607, 811-08333)

Ladies and Gentlemen:

On behalf of Nuveen Investment Trust II (the “Registrant”), we are transmitting Post-Effective Amendment No. 135 and Amendment No. 136 to the Registration Statement on Form N–1A (the “Amendment”) for electronic filing under the Securities Act of 1933, as amended, (the “Securities Act”) and the Investment Company Act of 1940, as amended, respectively. This Amendment relates to Nuveen Symphony Low Volatility Equity Fund (the “Fund”), a series of the Registrant. This Amendment is being filed pursuant to Rule 485(a) under the Securities Act. The Registrant is requesting selective review of this Amendment due to: 1) changes relating to scheduled variations to the sales charges for certain intermediaries for Class A, Class C and Class T shares, including adding an appendix that fully describes the current scheduled variations; and 2) the addition of Class T shares.

Pursuant to SEC Release No. 33-6510 (February 15, 1984), the Registrant respectfully requests selective review of this Amendment. This selective review request is made because the prospectus and statement of additional information, other than those sections relating to the scheduled variations and Class T shares, are identical or substantially similar to those found in prior filings of the Registrant. The staff of the Securities and Exchange Commission (the “Staff”) recently reviewed the Fund’s prospectus and statement of additional information in the Registrant’s Post-Effective Amendment No. 125 filed on April 29, 2016 (Post-Effective Amendment No. 127, filed on June 30, 2016, addressed the comments of the Staff). We have relied on this recently reviewed filing as precedent when drafting the prospectus and statement of additional information contained in the Amendment.

Should you have any questions or require further information with respect to this Amendment or the filing we have relied upon as precedent for and consider substantially similar to the Amendment, please telephone the undersigned at (312) 845-3484.

Very truly yours,

CHAPMAN AND CUTLER LLP

By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosures